STATEMENT OF INVESTMENTS
Appreciation Portfolio

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 2.5%
JPMorgan Chase & Co.	68,550		11,220,950
Capital Goods - 1.1%
Otis Worldwide	22,025		1,812,217
Raytheon Technologies	37,675		3,238,543
			5,050,760
Commercial & Professional Services - 2.0%
Clarivate	60,000	[a]	1,314,000
IHS Markit	32,175		3,752,249
Verisk Analytics	21,115		4,228,701
			9,294,950
Consumer Durables & Apparel - 4.0%
Hermes International	1,827		2,525,054
LVMH	12,950		9,260,080
NIKE, Cl. B	45,915		6,668,235
			18,453,369
Consumer Services - 3.0%
Marriott International, Cl. A	41,925	[a]	6,208,673
McDonald's	31,625		7,625,104
			13,833,777
Diversified Financials - 6.4%
BlackRock	14,425		12,097,670
Intercontinental Exchange	70,950		8,146,479
S&P Global	21,175		8,997,046
			29,241,195
Energy - 1.4%
Chevron	64,100		6,502,945
Food, Beverage & Tobacco - 7.1%
Altria Group	63,800		2,904,176
Nestle, ADR	55,025		6,614,555
PepsiCo	43,850		6,595,479
Philip Morris International	88,825		8,419,722
The Coca-Cola Company	147,075		7,717,025
			32,250,957
Health Care Equipment & Services - 7.1%
Abbott Laboratories	82,125		9,701,426
Intuitive Surgical	7,375	[a]	7,331,856
Masimo	13,375	[a]	3,620,746
UnitedHealth Group	29,675		11,595,210
			32,249,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - 3.2%
The Estee Lauder Companies, Cl. A	49,225		14,764,054
Insurance - 1.8%
The Progressive	89,225		8,065,048
Materials - 3.7%
Air Products & Chemicals	40,425		10,353,247
The Sherwin-Williams Company	23,650		6,615,615
			16,968,862
Media & Entertainment - 14.1%
Alphabet, Cl. C	9,944	[a]	26,503,843
Comcast, Cl. A	169,965		9,506,142
Facebook, Cl. A	76,835	[a]	26,077,031
The Walt Disney Company	12,405	[a]	2,098,554
			64,185,570
Pharmaceuticals Biotechnology & Life Sciences - 2.1%
Novo Nordisk, ADR	99,025		9,507,390
Retailing - 5.7%
Amazon.com	7,875	[a]	25,869,690
Semiconductors & Semiconductor Equipment - 6.2%
ASML Holding	15,975		11,903,132
Texas Instruments	85,000		16,337,850
			28,240,982
Software & Services - 19.3%
Adobe	14,650	[a]	8,434,298
Automatic Data Processing	13,440		2,686,925
Broadridge Financial Solutions	14,475		2,412,114
Gartner	8,300	[a]	2,522,204
Intuit	16,300		8,794,013
Mastercard, Cl. A	13,800		4,797,984
Microsoft	140,585		39,633,723
ServiceNow	3,350	[a]	2,084,605
Visa, Cl. A	74,625	[b]	16,622,719
			87,988,585
Technology Hardware & Equipment - 6.4%
Apple	205,725		29,110,087
Transportation - 2.6%
Canadian Pacific Railway	69,675	[b]	4,533,752
Union Pacific	36,400		7,134,764
			11,668,516
Total Common Stocks (cost $145,922,761)			454,466,925

	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $927,231)	0.06	927,231	[c]	927,231
Total Investments (cost $146,849,992)		99.9%		455,394,156
Cash and Receivables (Net)		.1%		276,819
Net Assets		100.0%		455,670,975

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $20,970,491 and the value of the collateral was $21,760,244, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Appreciation Portfolio

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	442,681,791	11,785,134††	-	454,466,925
Investment Companies	927,231	-	-	927,231

†  See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2021, accumulated net unrealized appreciation on investments was $308,544,164, consisting of $308,863,704 gross unrealized appreciation and $319,540 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.